Related party balances and transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2023
Related Party Transactions [Abstract]
Due from related party	$ 247,328
Due From Discontinued Operations				$ 17,632,181
written off		$ 17,632,181